Our capital and liquidity - Maturity analysis for non-derivative financial liabilities and derivative financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-derivative financial liabilities
Trade and other financial payables	$ (6,394)	$ (6,275)
Expected lease liability payments	(1,514)	(1,731)
Borrowings before swaps	(11,590)	(12,204)
Expected future interest payments	(5,880)	(5,795)
Other financial liabilities	0	(20)
Derivative financial liabilities
Derivatives related to net debt – net settled	(253)
– gross inflows	1,241	1,398
– gross outflows	(1,661)	(1,655)
Derivatives not related to net debt – net settled	(344)	(353)
– gross inflows	71	1,302
– gross outflows	(71)	(1,340)
Total	(26,395)	(26,673)
Due within 1 year
Non-derivative financial liabilities
Trade and other financial payables	(5,971)	(5,766)
Expected lease liability payments	(329)	(361)
Borrowings before swaps	(937)	(827)
Expected future interest payments	(668)	(511)
Other financial liabilities	0	(20)
Derivative financial liabilities
Derivatives related to net debt – net settled	(92)
– gross inflows	37	41
– gross outflows	(69)	(44)
Derivatives not related to net debt – net settled	(78)	(186)
– gross inflows	71	1,302
– gross outflows	(71)	(1,340)
Total	(8,107)	(7,712)
Between 1 and 2 years
Non-derivative financial liabilities
Trade and other financial payables	(37)	(31)
Expected lease liability payments	(235)	(266)
Borrowings before swaps	(1,425)	(746)
Expected future interest payments	(603)	(486)
Other financial liabilities	0	0
Derivative financial liabilities
Derivatives related to net debt – net settled	(106)
– gross inflows	481	41
– gross outflows	(615)	(44)
Derivatives not related to net debt – net settled	(60)	(77)
– gross inflows	0	0
– gross outflows	0	0
Total	(2,600)	(1,609)
Between 2 and 5 years
Non-derivative financial liabilities
Trade and other financial payables	(57)	(72)
Expected lease liability payments	(344)	(400)
Borrowings before swaps	(1,839)	(2,519)
Expected future interest payments	(1,468)	(1,313)
Other financial liabilities	0	0
Derivative financial liabilities
Derivatives related to net debt – net settled	(47)
– gross inflows	72	560
– gross outflows	(102)	(658)
Derivatives not related to net debt – net settled	(129)	(53)
– gross inflows	0	0
– gross outflows	0	0
Total	(3,914)	(4,455)
More than 5 years
Non-derivative financial liabilities
Trade and other financial payables	(329)	(406)
Expected lease liability payments	(606)	(704)
Borrowings before swaps	(7,389)	(8,112)
Expected future interest payments	(3,141)	(3,485)
Other financial liabilities	0	0
Derivative financial liabilities
Derivatives related to net debt – net settled	(8)
– gross inflows	651	756
– gross outflows	(875)	(909)
Derivatives not related to net debt – net settled	(77)	(37)
– gross inflows	0	0
– gross outflows	0	0
Total	$ (11,774)	$ (12,897)